Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Current Assets [Abstract]
Schedule of other current assets
	December 31,
	2015	2014
Other receivables	$321,430	$442,951
Deposits	806,832	855,044
Total other current assets	$1,128,262	$1,297,995